Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Equipment Table
Schedule of equipment
	Leasehold	Office Furnishings
	Improvements	and Equipment	Total
Cost:
Balance, December 31, 2016	$-	$8	$8
Acquisitions	90	31	121
Write-off	-	(8)	(8)
Balance, December 31, 2017	90	31	121
Acquisitions	-	6	6
Write-off	-	(2)	(2)
Foreign currency translation adjustment	(7)	(2)	(9)
Balance, December 31, 2018	83	33	116

Accumulated amortization:
Balance, December 31, 2016	$-	$7	$7
Amortization	10	4	14
Write-off	-	(7)	(7)
Balance, December 31, 2017	10	4	14
Amortization	17	7	24
Write-off	-	(1)	(1)
Foreign currency translation adjustment	(1)	-	(1)
Balance, December 31, 2018	26	10	36

Net book value:
Balance, December 31, 2017	$80	$27	$107
Balance, December 31, 2018	$57	$23	$80